Note 5 - Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes Tables
Property, Plant and Equipment [Table Text Block]
	September 30,	December 31,
	2019	2018
Computer equipment and software	$127	119
Laboratory and manufacturing equipment	550	481
Furniture and fixtures	55	55
Leasehold improvements	332	332
Construction in progress	69	3
Property and equipment, gross	1,133	990
Less accumulated depreciation	(923)	(845)
Property and equipment, net	$210	145

	December 31,
	2018	2017
Computer equipment and software	$119	106
Laboratory and manufacturing equipment	481	447
Furniture and fixtures	55	48
Leasehold improvements	332	326
Construction in progress	3	—
Property and equipment, gross	990	927
Less accumulated depreciation	(845)	(758)
Property and equipment, net	$145	169